Cash Flow Information - Summary of Non-cash Investing and Financing Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Information [Abstract]
Construction payables	¥ 1,424	¥ 16,576
Fair value changes of financial instruments with preferred rights		674,269	¥ 579,286
Share-based compensation to additional Series C preferred shareholder			19,655
Non-cash investing and financing activities	¥ 1,424	¥ 690,845	¥ 598,941